MARKETABLE SECURITIES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net Realized and Unrealized Gain (Loss) on Trading Securities	$ 957		$ (197)		$ 2,276
Available-for-sale security	331	[1]	2,746	[1]
Impairment of available for sale marketable securities	700		714		292
Unrealized gains (losses) Losses	0		585
Marketable Securities Fair Value			513
Proceeds from Sale and Maturity of Available-for-sale Securities	2,674		1,507
Realized loss (gain) from available-for-sale securities	31		0		0
Business Acquisition, Purchase Price Allocation, Intangible Assets Other than Goodwill	31		20
Outstanding Over Twelve Month Period [Member]
Unrealized gains (losses) Losses			518
Auction Rate Securities [Member]
Available-for-sale security	$ 2,331		$ 2,233

[1]	The balance as of December 31, 2011 includes auction rate securities in amount of $ 2,233. In 2012, the Company sold its entire holdings in auction rate securities for a total consideration of $ 2,331 recording income of $ 31.